Pension and Other Postretirement Employee Benefit Plans (Details) (Textuals) (USD $)	1 Months Ended		12 Months Ended
	Aug. 31, 2009	Jan. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase				4.00%
Defined benefit pension plans [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Defined Benefit Plan, Unfunded Commitments to Purchase Limited Partnership Investments for the Plan			$ 1,100,000,000	$ 1,300,000,000
Defined benefit pension plan, excluded amount of U.S. receivables for investments sold and dividends and interest receivables			52,000,000	82,000,000
Defined Benefit Plan, Excluded Amount of Non-U.S. Receivables for Investments Sold and Dividends and Interest Receivables			9,000,000	8,000,000
Defined Benefit Plan, Excluded Amount of Payables for Investments Purchased			149,000,000	177,000,000
Defined Benefit Plan, Excluded Amount of Other Liabilities			38,000,000	12,000,000
Unfunded postretirement benefit obligation, U.K. Plan			36,000,000	29,000,000
Defined benefit pension plans [Member] | Level 1 [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Defined Benefit Plan, Fair Value, Investments Valued at Net Asset Value			1,300,000,000	2,000,000,000
Defined benefit pension plans [Member] | Level 2 [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Defined Benefit Plan, Fair Value, Investments Valued at Net Asset Value			1,700,000,000	1,600,000,000
Defined benefit pension plans [Member] | Level 3 [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Defined Benefit Plan, Fair Value, Investments Valued at Net Asset Value			1,100,000,000	600,000,000
Defined benefit pension plans [Member] | Common/collective trust funds [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Defined Benefit Plan, Common or Collective Trust Funds, Percent Invested in Short-Term Investment Funds			22.00%	39.00%
Defined Benefit Plan, Common or Collective Trust Funds, Percent Invested in Equity (Index) Investments			21.00%	24.00%
Defined Benefit Plan, Common or Collective Trust Funds, Percent Invested in International Investments			16.00%	15.00%
Defined benefit pension plans [Member] | Mortgage-backed securities [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Defined benefit pension plan, mortgage-backed securities -percent invested in debt issued by U.S. government agencies			77.00%	72.00%
Defined benefit pension plans [Member] | Derivative receivables [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Defined benefit pension plan, derivative receivables - percent invested in foreign exchange contracts			89.00%	80.00%
Defined benefit pension plan, derivative receivables - percent invested in equity warrants			11.00%	16.00%
Defined benefit pension plans [Member] | Fair Value Plan Asset Measurement [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Defined Benefit Plan, Fair Value, Investments Valued at Net Asset Value			4,100,000,000	4,200,000,000
Defined benefit pension plans, U.S. [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Defined benefit pension plan, U.S., discretionary deductible cash contribution	1,500,000,000	1,300,000,000
Excess Retirement Plan, unfunded projected benefit obligation			8,320,000,000	7,977,000,000	7,796,000,000
Funded/(unfunded) status			2,508,000,000	2,241,000,000
Portion of U.S. plan assets including participation rights under participating annuity contracts			10,828,000,000	10,218,000,000	6,948,000,000
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets			7.50%	7.50%	7.50%
Defined benefit plan, assumptions used in calculating net periodic benefit cost, expected long-term return on assets expected in the next fiscal year			7.50%
Projected Increase in U.S. Defined Benefit Pension Plan Expense Resulting from a 25-Basis Point Increase in the Interest Crediting Rate for the U.S. Plans			19,000,000
Defined benefit pension plans, U.S. [Member] | Participation Rights Under Participating Annuity Contracts [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			385,000,000	332,000,000
Defined benefit pension plans, U.S. [Member] | Accrued Receivables [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			52,000,000	82,000,000
Defined benefit pension plans, U.S. [Member] | Accrued Liabilities [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			187,000,000	189,000,000
Defined benefit pension plans, U.S. [Member] | Level 1 [Member] | Common/collective trust funds [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			1,195,000,000	1,868,000,000
Defined benefit pension plans, U.S. [Member] | Level 1 [Member] | Mortgage-backed securities [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			188,000,000	169,000,000
Defined benefit pension plans, U.S. [Member] | Level 1 [Member] | Derivative receivables [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			2,000,000	0
Defined benefit pension plans, U.S. [Member] | Level 2 [Member] | Common/collective trust funds [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			756,000,000	610,000,000
Defined benefit pension plans, U.S. [Member] | Level 2 [Member] | Mortgage-backed securities [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			55,000,000	54,000,000
Defined benefit pension plans, U.S. [Member] | Level 2 [Member] | Derivative receivables [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			194,000,000	90,000,000
Defined benefit pension plans, U.S. [Member] | Level 3 [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			3,026,000,000	2,031,000,000
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Common/collective trust funds [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			0	0
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Mortgage-backed securities [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			0	0
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Derivative receivables [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			0	0
Defined benefit pension plans, U.S. [Member] | Common/collective trust funds [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			1,951,000,000	2,478,000,000
Defined benefit pension plans, U.S. [Member] | Mortgage-backed securities [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			243,000,000	223,000,000
Defined benefit pension plans, U.S. [Member] | Derivative receivables [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			196,000,000	90,000,000
Defined benefit pension plans, Non-U.S. [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Defined benefit pension plan, non-U.S., expected contribution, 2010			166,000,000
Excess Retirement Plan, unfunded projected benefit obligation			2,600,000,000	2,536,000,000	2,007,000,000
Funded/(unfunded) status			47,000,000	(104,000,000)
Portion of U.S. plan assets including participation rights under participating annuity contracts			2,647,000,000	2,432,000,000	2,008,000,000
Defined benefit pension plans, Non-U.S. [Member] | Contractually Required Payments [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Defined benefit pension plan, non-U.S., expected contribution, 2010			154,000,000
Defined benefit pension plans, Non-U.S. [Member] | Accrued Receivables [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			9,000,000	8,000,000
Defined benefit pension plans, Non-U.S. [Member] | Level 1 [Member] | Common/collective trust funds [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			46,000,000	23,000,000
Defined benefit pension plans, Non-U.S. [Member] | Level 1 [Member] | Mortgage-backed securities [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			1,000,000	0
Defined benefit pension plans, Non-U.S. [Member] | Level 1 [Member] | Derivative receivables [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 2 [Member] | Common/collective trust funds [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			180,000,000	185,000,000
Defined benefit pension plans, Non-U.S. [Member] | Level 2 [Member] | Mortgage-backed securities [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 2 [Member] | Derivative receivables [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			3,000,000	5,000,000
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			0	13,000,000	14,000,000
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Common/collective trust funds [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Mortgage-backed securities [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Derivative receivables [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			0	0
Defined benefit pension plans, Non-U.S. [Member] | Common/collective trust funds [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			226,000,000	208,000,000
Defined benefit pension plans, Non-U.S. [Member] | Mortgage-backed securities [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			1,000,000	0
Defined benefit pension plans, Non-U.S. [Member] | Derivative receivables [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			3,000,000	5,000,000
OPEB Plans [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Excess Retirement Plan, unfunded projected benefit obligation			980,000,000	1,025,000,000	1,095,000,000
Funded/(unfunded) status			401,000,000	244,000,000
Portion of U.S. plan assets including participation rights under participating annuity contracts			1,381,000,000	1,269,000,000	1,126,000,000
OPEB plan, amount of funding with COLI policies, classified within level 3 of the valuation hierarchy			1,400,000,000	1,300,000,000
OPEB Plans [Member] | Level 3 [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Portion of U.S. plan assets including participation rights under participating annuity contracts			1,381,000,000	1,269,000,000	1,126,000,000
Defined Benefit Plans and Other Postretirement Benefit Plans [Member] | Overfunded Plans [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Funded/(unfunded) status			3,500,000,000	3,000,000,000
Defined Benefit Plans and Other Postretirement Benefit Plans [Member] | Underfunded Plans [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Funded/(unfunded) status			561,000,000	623,000,000
Foreign Pension Plans And Other Foreign Postretirement Benefit Plans Of Member
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Projected increase in non-U.S. defined benefit pension and OPEB plan expense resulting from a 25-basis point decline in the discount rate for the non-U.S. plans			11,000,000
Defined Benefit Plan, Amount of Plan Investments Held in Funds that are Sponsored or Managed by Affiliates of the Firm			155,000,000	474,000,000
OPEB plans, U.S. [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets			7.00%	7.00%	7.00%
Defined benefit plan, assumptions used in calculating net periodic benefit cost, expected long-term return on assets expected in the next fiscal year			6.25%
Defined Benefit Plan, Target Allocation Percentage			Currently, approved asset allocation ranges are: U.S. equity 15–35%, international equity 15–25%, debt securities 10–30%, hedge funds 10–30%, real estate 5–20%, and private equity 5–20%.
Pension and other postretirement employee benefit plans, U.S. [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year			7.75%	8.50%	9.25%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate			5.00%	5.00%	5.00%
Defined Benefit Plan, Interest Crediting Rate			0.05
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase			4.00%	4.00%	4.00%
Projected increase in U.S. defined benefit pension and OPEB plan expense resulting from a 25-basis point decline in the expected long-term rate of return on U.S. plan assets			30,000,000
Projected increase in U.S. defined benefit pension and OPEB plan expense resulting from a 25-Basis point decline in the discount rate for the U.S. plans			11,000,000
Projected increase in U.S. defined benefit pension and OPEB benefit obligations resulting from a 25-Basis point decline in the discount rate for the U.S. plans			169,000,000
Projected increase in U.S. defined benefit pension benefit obligations resulting from a 25-basis point increase in the interest crediting rate for the U.S. defined benefit pension plan			76,000,000
Defined Benefit Plan, Amount of Plan Investments Held in Funds that are Sponsored or Managed by Affiliates of the Firm			1,700,000,000	1,600,000,000
Defined benefit pension plans, Excess Retirement Plan [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Excess Retirement Plan, unfunded projected benefit obligation			$ 266,000,000	$ 267,000,000
Defined contribution pension plans [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Description of defined contribution pension and other postretirement plans			The Firm matched eligible employee contributions up to 5% of benefits-eligible compensation (e.g. base pay) on a per pay period basis through April 30, 2009, and then amended the plan to provide that thereafter matching contributions would be made annually. Employees begin to receive matching contributions after completing a one-year-of-service requirement. Employees with total annual cash compensation of $250,000 or more are not eligible for matching contributions. Matching contributions are immediately vested for employees hired after May 1, 2009, and will vest after three years of service for employees hired on or after May 1, 2009. The 401(k) Savings Plan also permits discretionary profit-sharing contributions by participating companies for certain employees, subject to a specified vesting schedule.